OTHER RECEIVABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current Other receivables
Prepaid expenses	$ 9,402	$ 17,056
Guarantee of financial operations		7,520
Income tax credits	10,222	22,826
Other tax credits	5,771	6,898
Companies under section 33 - Law No. 19,550 and related parties	216	1,064
DFI	1,549	365
Indemnification assets	45	215
Guarantee deposits	2,417
Call option	4,033	3,056
Other	12,360	4,174
Allowance for other receivables	(1,754)	(2,333)
Total Current other receivables	44,261	60,841
Non-current other receivables
Prepaid expenses	2,025	2,814
DFI	437	627
Other tax credits	55	29
Guarantee deposits	4,772
Other	2,118	1,728
Total Non-current other receivables	9,407	5,198
Total Other receivables, net	$ 53,668	$ 66,039